Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 13, 2021	Nov. 05, 2021
Temporary Equity, Shares Outstanding	75,000,000	75,000,000
Temporary Equity, Redemption Price Per Share	$ 10.6	$ 10.09
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Class A [Member]
Temporary Equity, Shares Outstanding	75,000,000	75,000,000
Temporary Equity, Redemption Price Per Share	$ 10.6
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	400,000,000	400,000,000
Common Stock, Shares, Issued	0	0	0
Common Stock, Shares, Outstanding	0	0	0
Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	80,000,000	80,000,000
Common Stock, Shares, Issued	18,750,000	18,750,000		4,312,500	17,250,000
Common Stock, Shares, Outstanding	18,750,000	18,750,000			17,250,000